Provisions - Summary Of Changes In Provisions On Guarantees (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		₩ 611,428
Changes in provisions for payment guarantee [Abstract]
Ending balance		790,733		₩ 611,428
Provision for guarantee
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		71,470	[1]	80,703		₩ 76,508
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		0		0		0
Transfer to expected credit loss for the entire period		0		0		0
Transfer to credit-impaired financial assets		0		0		0
Net provision (reversal) of unused amount		8,364		(5,249)		3,555
Others	[2]	(517)		(3,984)		640
Ending balance		79,317	[1]	71,470	[1]	80,703
Provision for guarantee | Stage 1
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		57,309		70,678		44,496
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		536		317		20,503
Transfer to expected credit loss for the entire period		(438)		(230)		(453)
Transfer to credit-impaired financial assets		(809)		(100)		(4)
Net provision (reversal) of unused amount		4,005		(9,352)		5,492
Others	[2]	(512)		(4,004)		644
Ending balance		60,091		57,309		70,678
Provision for guarantee | Stage 2
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		2,534		2,800		24,327
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		(536)		(317)		(20,503)
Transfer to expected credit loss for the entire period		438		230		453
Transfer to credit-impaired financial assets		(39)		(90)		(3)
Net provision (reversal) of unused amount		1,015		(108)		(1,470)
Others	[2]	(5)		19		(4)
Ending balance		3,407		2,534		2,800
Provision for guarantee | Stage 3
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		11,627		7,225		7,685
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		0		0		0
Transfer to expected credit loss for the entire period		0		0		0
Transfer to credit-impaired financial assets		848		190		7
Net provision (reversal) of unused amount		3,344		4,211		(467)
Others	[2]	0		1		0
Ending balance		₩ 15,819		₩ 11,627		₩ 7,225

[1]	Provisions for guarantees includes provision for financial guarantee of 48,785 million Won and 52,733 million Won as of December 31, 2024 and 2025, respectively.
[2]	Recognized as a result of new financial guarantee contract valued at initial fair value.